Accounts Receivable, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net (Details) [Line Items]
Unbilled accounts receivable		$ 10,027,584	$ 13,067,528
Unbilled accounts receivables, description		The unbilled accounts receivables as of December 31, 2022 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.
Total account receivable		$ 14,814,583	$ 24,217,737
Total accounts receivable percentage	7.30%
Percentage of billed accounts receivable		12.50%
Percentage of unbilled accounts receivable		1.10%
Subsequent Event [Member]
Accounts Receivable, Net (Details) [Line Items]
Total account receivable	$ 1,600,000